Note 8 - Property and Equipment and Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Interest expense on lease liabilities	$ 64	$ 67